Income taxes - Schedule of Net Deferred Tax Liability (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes – Net	$ (276,910,507)	$ (299,979,693)	$ (291,578,576)	$ (260,873,091)
Investment property
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes – Net	(279,051,207)	(302,909,300)	(291,729,224)
Effect of tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes – Net	6,076	5,461	0
Other provisions and prepaid expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes – Net	$ 2,134,624	$ 2,924,146	$ 150,648